                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicolas Nesta
Title:   COO
Phone:   (617) 399-7177

Signature, Place, and Date of Signing:


Nicolas Nesta                          BOSTON, MA            November 14, 2008
------------------------------   ----------------------   ----------------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:      9,488
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Column 1        Column 2     Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
--------------  -------------  ---------  --------  ---------------------  ----------  --------  ---------------------
                                                                                                    VOTING AUTHORITY
                   TITLE OF                 VALUE    SHRS OR  SH /  PUT /  INVESTMENT    OTHER   ---------------------
NAME OF ISSUER      CLASS        CUSIP    (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------  -------------  ---------  --------  --------  ----  -----  ----------  --------  -------  ------  ----
ISHARES TR      20+ YR TRS BD  464287432     9,488   100,000  SH           SOLE                  100,000